UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04547

Exact name of registrant as specified in charter:	Voyageur Mutual Funds III

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2016

Item 1. Reports to Stockholders

Semiannual report

U.S. equity mutual fund

Delaware Select Growth Fund

April 30, 2016

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawareinvestments.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Select Growth Fund at delawareinvestments.com/literature.

Manage your investments online

●	24-hour access to your account information
●	Obtain share prices
●	Check your account balance and recent transactions
●	Request statements or literature
●	Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Neither Delaware Investments nor its affiliates noted in this document are authorized deposit-taking institutions for the purpose of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited (MBL). MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

Unless otherwise noted, views expressed herein are current as of April 30, 2016, and subject to change for events occurring after such date.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2016 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Nov. 1, 2015 to April 30, 2016.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from November 1, 2015 to April 30, 2016 (Unaudited)

Delaware Select Growth Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Annualized Expense Ratio	Expenses Paid During Period 11/1/15 to 4/30/16*
Actual Fund return†
Class A	$1,000.00	$940.10	1.27%	$6.13
Class C	1,000.00	936.90	2.02%	9.73
Class R	1,000.00	938.90	1.52%	7.33
Institutional Class	1,000.00	941.20	1.02%	4.92
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.55	1.27%	$6.37
Class C	1,000.00	1,014.82	2.02%	10.12
Class R	1,000.00	1,017.30	1.52%	7.62
Institutional Class	1,000.00	1,019.79	1.02%	5.12

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation and
top 10 equity holdings
Delaware Select Growth Fund	As of April 30, 2016 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Common Stocks²	98.98%
Consumer Discretionary	27.17%
Consumer Staples	1.90%
Energy	1.31%
Financial Services	16.36%
Healthcare	18.33%
Producer Durables	2.89%
Technology	29.63%
Utilities	1.39%
Short-Term Investments	0.48%
Total Value of Securities	99.46%
Receivables and Other Assets Net of Liabilities	0.54%
Total Net Assets	100.00%

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

To monitor compliance with the Fund’s concentration guidelines as described in the Fund’s prospectus and statement of additional information, the Consumer Discretionary and Technology sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940). The Consumer Discretionary sector consisted of commercial services, Internet, leisure time, media, real estate investments trusts, and retail. As of April 30, 2016 such amounts, as a percentage of total net assets, were 1.65%, 9.40%, 1.81%, 2.61%, 2.08%, and 9.62%, respectively. The Technology sector consisted of computers, financial services, Internet, semiconductors, software, and telecommunications. As of April 30, 2016 such amounts, as a percentage of total net assets, were 3.14%, 2.45%, 9.15%, 6.50%, 7.69%, and 0.70%, respectively. The percentage in any such single industry will comply with the Fund’s concentration policy even if the percentage in the “Consumer Discretionary sector” and the “Technology sector” for financial reporting purposes may exceed 25%.

Security type / sector allocation and top 10 equity holdings
Delaware Select Growth Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Celgene	5.05%
Microsoft	4.60%
Allergan	4.13%
Biogen	4.12%
PayPal Holdings	4.10%
QUALCOMM	3.80%
Sally Beauty Holdings	3.32%
Pandora Media	2.57%
Alphabet Class A	2.36%
Liberty Interactive QVC Group Class A	2.33%

Schedule of investments
Delaware Select Growth Fund	April 30, 2016 (Unaudited)

	Number of shares	Value (U.S. $)

Common Stock – 98.98%²

Consumer Discretionary – 27.17%
DineEquity @	126,866	$10,910,476
Discovery Communications Class A †	90,246	2,464,618
Discovery Communications Class C †	75,685	2,026,844
Dunkin’ Brands Group	245,014	11,393,151
eBay †	484,649	11,839,975
Grupo Televisa ADR	63,722	1,862,594
L Brands	46,369	3,630,229
Liberty Global Class A †	93,277	3,519,341
Liberty Global Class C †	195,516	7,155,886
Liberty Interactive QVC Group Class A †	580,164	15,200,297
Liberty TripAdvisor Holdings Class A †	535,678	11,817,057
Nielsen Holdings	207,482	10,818,112
Outfront Media	626,944	13,598,415
Pandora Media †	1,689,108	16,772,842
Quotient Technology †	444,669	5,167,054
Sally Beauty Holdings †	691,884	21,725,158
Shutterstock †	365,060	14,974,761
Start Today	61,569	2,586,672
TripAdvisor †	156,148	10,085,599

		177,549,081

Consumer Staples – 1.90%
Walgreens Boots Alliance	156,619	12,416,754

		12,416,754

Energy – 1.31%
Core Laboratories	9,962	1,331,521
EOG Resources	4,641	383,439
Kinder Morgan	349,224	6,202,218
Williams	34,216	663,448

		8,580,626

Financial Services – 16.36%
Affiliated Managers Group †	54,786	9,331,152
Crown Castle International	128,271	11,144,185
Equinix	25,613	8,461,255
Equity Commonwealth @†	483,328	13,489,684
Intercontinental Exchange	33,787	8,109,894
MasterCard Class A	113,893	11,046,482
MSCI Class A	57,848	4,392,977
PayPal Holdings †	684,276	26,809,934
Visa Class A	160,053	12,362,494
WisdomTree Investments	162,141	1,765,716

		106,913,773

Schedule of investments

Delaware Select Growth Fund

	Number of shares	Value (U.S. $)

Common Stock² (continued)

Healthcare – 18.33%
ABIOMED †	93,027	$9,036,643
Allergan †	124,542	26,970,816
athenahealth †	40,594	5,411,180
Biogen †	97,846	26,906,672
Celgene †	318,976	32,985,308
DENTSPLY SIRONA	77,891	4,642,304
Novo Nordisk ADR	149,041	8,314,997
Valeant Pharmaceuticals International †	166,136	5,542,297

		119,810,217

Producer Durables – 2.89%
Expeditors International of Washington	90,317	4,480,626
Experian	39,063	714,032
Localiza Rent a Car	39,918	389,169
Zebra Technologies †	212,697	13,306,324

		18,890,151

Technology – 29.63%
Alphabet Class A †	21,788	15,423,289
Alphabet Class C †	19,607	13,587,847
Arista Networks †	68,942	4,592,916
ARM Holdings	543,913	7,450,673
Baidu ADR †	20,092	3,903,876
Electronic Arts †	216,967	13,419,409
Ellie Mae †	32,069	2,680,968
Facebook Class A †	122,202	14,368,511
Intuit	47,065	4,748,388
LendingClub †	1,687,774	13,333,415
Logitech International Class R	437,753	6,707,984
MercadoLibre	6,563	819,653
Microsoft	602,813	30,062,284
NIC @	102,713	1,819,047
NXP Semiconductors †	119,441	10,185,928
Paycom Software †	53,796	2,055,545
QUALCOMM	491,032	24,806,937
Tencent Holdings	281,193	5,760,235
VeriFone Systems †	486,144	13,835,658
Yelp †	195,658	4,108,818

		193,671,381

Utilities – 1.39%
j2 Global	142,950	9,080,184

		9,080,184

Total Common Stock (cost $627,867,621)		646,912,167

	Principal Amount°	Value (U.S. $)

Short-Term Investments – 0.48%

Discount Notes – 0.10%≠
Federal Home Loan Bank
0.336% 7/22/16	492,125	$491,782
0.34% 7/13/16	90,344	90,288
0.346% 7/25/16	55,883	55,843

		637,913

Repurchase Agreements – 0.38%
Bank of America Merrill Lynch
0.24%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $583,471 (collateralized by U.S. government obligations 2.00%–2.50% 2/15/22–11/15/24; market value $595,129)	583,460	583,460
Bank of Montreal
0.27%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $972,454 (collateralized by U.S. government obligations 0.00%–8.75% 10/13/16–2/15/46; market value $991,881)	972,432	972,432
BNP Paribas
0.28%, dated 4/29/16, to be repurchased on 5/2/16, repurchase price $918,130 (collateralized by U.S. government obligations 0.00%–4.75% 5/31/17–2/15/45; market value $936,471)	918,108	918,108

		2,474,000

Total Short-Term Investments (cost $3,111,863)		3,111,913

Total Value of Securities – 99.46% (cost $630,979,484)		$650,024,080

@	Illiquid security. At April 30, 2016, the aggregate value of illiquid securities was $26,219,207, which represents 4.01% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”

²	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

†	Non-income-producing security.

ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Select Growth Fund	April 30, 2016 (Unaudited)

Assets:
Investments, at value[1]	$646,912,167
Short-term investments, at value[2]	3,111,913
Cash	360,725
Foreign currencies, at value[3]	36
Receivable for securities sold	5,992,520
Receivable for fund shares sold	627,925
Dividends and interest receivable	269,671

Total assets	657,274,957

Liabilities:
Payable for fund shares redeemed	1,695,093
Payable for securities purchased	1,063,875
Legal fees payable to affiliates	4,371
Audit and tax fees payable	17,074
Other accrued expenses	425,613
Dividend disbursing and transfer agent fees and expenses payable to affiliates	11,409
Investment management fees payable	346,402
Reports and statements to shareholders expenses payable to affiliates	255
Trustees’ fees and expenses payable	2,210
Accounting and administration expenses payable to affiliates	2,615
Distribution fees payable to affiliates	122,714

Total liabilities	3,691,631

Total Net Assets	$653,583,326

Net Assets Consist of:
Paid-in capital	$600,589,127
Accumulated net investment loss	(684,473)
Accumulated net realized gain on investments	34,631,550
Net unrealized appreciation of investments	19,044,596
Net unrealized appreciation of foreign currencies	2,526

Total Net Assets	$653,583,326

Net Asset Value
Class A:
Net assets	$283,634,027
Shares of beneficial interest outstanding, unlimited authorization, no par	7,877,027
Net asset value per share	$36.01
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$38.21

Class C:
Net assets	$67,910,672
Shares of beneficial interest outstanding, unlimited authorization, no par	2,448,526
Net asset value per share	$27.74

Class R:
Net assets	$14,278,832
Shares of beneficial interest outstanding, unlimited authorization, no par	415,176
Net asset value per share	$34.39

Institutional Class:
Net assets	$287,759,795
Shares of beneficial interest outstanding, unlimited authorization, no par	7,485,517
Net asset value per share	$38.44
[1]Investments, at cost	$627,867,621
[2]Short-term investments, at cost	3,111,863
[3]Foreign currencies, at cost	34

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Select Growth Fund	Six months ended April 30, 2016 (Unaudited)

Investment Income:
Dividends	$3,957,082
Interest	2,392
Foreign tax withheld	(25,701)

3,933,773

Expenses:
Management fees	2,740,715
Distribution expenses – Class A	386,221
Distribution expenses – Class C	375,935
Distribution expenses – Class R	40,677
Dividend disbursing and transfer agent fees and expenses	731,232
Accounting and administration expenses	122,380
Reports and statements to shareholders and expenses	70,313
Legal fees	57,315
Custodian fees	47,903
Registration fees	45,635
Audit and tax fees	22,312
Trustees’ fees and expenses	20,152
Other	17,420

4,678,210
Less expenses waived	(59,843)
Less expense paid indirectly	(676)

Total operating expenses	4,617,691

Net Investment Loss	(683,918)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	45,284,820
Foreign currencies	14,791
Foreign currency exchange contracts	(36,014)

Net realized gain	45,263,597

Net change in unrealized appreciation (depreciation) of:
Investments	(91,896,720)
Foreign currencies	3,661
Foreign currency exchange contracts	(560)

Net change in unrealized appreciation (depreciation)	(91,893,619)

Net Realized and Unrealized Loss	(46,630,022)

Net Decrease in Net Assets Resulting from Operations	$(47,313,940)

See accompanying notes, which are an integral part of the financial statements.

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Statements of changes in net assets

Delaware Select Growth Fund

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(683,918)	$1,337,545
Net realized gain	45,263,597	177,648,022
Net change in unrealized appreciation (depreciation)	(91,893,619)	(148,805,356)

Net increase (decrease) in net assets resulting from operations	(47,313,940)	30,180,211

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	—	(679,599)
Institutional Class	—	(1,935,116)

Net realized gain:
Class A	(69,639,807)	(43,650,573)
Class C	(21,232,699)	(13,198,781)
Class R	(3,949,084)	(2,240,709)
Institutional Class	(77,673,402)	(51,773,331)

	(172,494,992)	(113,478,109)

Capital Share Transactions:
Proceeds from shares sold:
Class A	9,957,042	18,783,415
Class C	3,883,273	3,880,047
Class R	1,382,035	4,498,501
Institutional Class	22,136,648	64,564,182

Net asset value of shares based upon reinvestment of dividends and distributions:
Class A	67,748,768	42,847,794
Class C	17,451,336	10,647,302
Class R	3,949,067	2,240,700
Institutional Class	76,548,510	52,889,229

	203,056,679	200,351,170

	Six months ended 4/30/16 (Unaudited)	Year ended 10/31/15

Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(53,833,666)	$(81,570,389)
Class C	(15,042,189)	(17,512,119)
Class R	(4,834,606)	(6,173,999)
Institutional Class	(133,980,106)	(154,750,371)

	(207,690,567)	(260,006,878)

Decrease in net assets derived from capital share transactions	(4,633,888)	(59,655,708)

Net Decrease in Net Assets	(224,442,820)	(142,953,606)

Net Assets:
Beginning of period	878,026,146	1,020,979,752

End of period	$653,583,326	$878,026,146

Accumulated net investment loss/distributions in excess of net investment income	$684,473	$560

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Select Growth Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended		5/1/13 to		Year ended
(Unaudited)	10/31/15	10/31/14	10/31/13[2]	4/30/13	4/30/12	4/30/11

$ 47.820	$ 52.440	$ 49.600	$ 44.010	$ 40.730	$ 36.730	$ 27.950

(0.042)	0.047	(0.056)	(0.045)	(0.025)	(0.194)	(0.139)
(2.048)	1.202	4.673	5.635	3.305	4.194	8.919
(2.090)	1.249	4.617	5.590	3.280	4.000	8.780

—	(0.090)	—	—	—	—	—
(9.720)	(5.779)	(1.777)	—	—	—	—
(9.720)	(5.869)	(1.777)	—	—	—	—

$ 36.010	$ 47.820	$ 52.440	$ 49.600	$ 44.010	$ 40.730	$ 36.730

(5.99%)	2.31%	9.53%	12.70%	8.05%	10.89%	31.41%

$283,634	$348,846	$402,000	$489,286	$463,627	$386,254	$267,563
1.27%	1.25%	1.25%	1.25%	1.27%	1.35%	1.51%
1.29%	1.25%	1.25%	1.25%	1.27%	1.35%	1.58%
(0.22%)	0.09%	(0.12%)	(0.19%)	(0.06%)	(0.53%)	(0.45%	)
(0.24%)	0.09%	(0.12%)	(0.19%)	(0.06%)	(0.53%)	(0.52%	)
18%	46%	41%	20%	38%	25%	41%

Financial highlights

Delaware Select Growth Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended		5/1/13 to		Year ended
(Unaudited)	10/31/15	10/31/14	10/31/13[2]	4/30/13	4/30/12	4/30/11

$39.130	$44.160	$ 42.340	$ 37.710	$ 35.170	$ 31.950	$ 24.500

(0.144)	(0.270)	(0.370)	(0.189)	(0.282)	(0.406)	(0.329)
(1.526)	1.019	3.967	4.819	2.822	3.626	7.779
(1.670)	0.749	3.597	4.630	2.540	3.220	7.450

(9.720)	(5.779)	(1.777)	—	—	—	—
(9.720)	(5.779)	(1.777)	—	—	—	—

$27.740	$39.130	$ 44.160	$ 42.340	$ 37.710	$ 35.170	$ 31.950

(6.31%)	1.52%	8.71%	12.28%	7.22%	10.08%	30.41%

$67,911	$87,833	$101,991	$115,635	$109,164	$108,994	$ 71,800
2.02%	2.00%	2.00%	2.00%	2.02%	2.10%	2.26%
2.04%	2.00%	2.00%	2.00%	2.02%	2.10%	2.33%
(0.97%)	(0.66%)	(0.87%)	(0.94%)	(0.81%)	(1.28%)	(1.20%	)
(0.99%)	(0.66%)	(0.87%)	(0.94%)	(0.81%)	(1.28%)	(1.27%	)
18%	46%	41%	20%	38%	25%	41%

Financial highlights

Delaware Select Growth Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended		5/1/13 to		Year ended
(Unaudited)	10/31/15	10/31/14	10/31/13[2]	4/30/13	4/30/12	4/30/11

$46.150	$50.830	$48.250	$ 42.870	$39.770	$ 35.960	$ 27.430

(0.086)	(0.075)	(0.184)	(0.101)	(0.124)	(0.282)	(0.222)
(1.954)	1.174	4.541	5.481	3.224	4.092	8.752
(2.040)	1.099	4.357	5.380	3.100	3.810	8.530

(9.720)	(5.779)	(1.777)	—	—	—	—
(9.720)	(5.779)	(1.777)	—	—	—	—

$34.390	$46.150	$50.830	$ 48.250	$42.870	$ 39.770	$ 35.960

(6.11%)	2.02%	9.26%	12.55%	7.79%	10.60%	31.10%

$14,279	$18,766	$20,022	$ 18,681	$13,428	$ 9,294	$ 4,607
1.52%	1.50%	1.50%	1.50%	1.52%	1.60%	1.76%
1.54%	1.50%	1.50%	1.58%	1.62%	1.70%	1.93%
(0.47%)	(0.16%)	(0.37%)	(0.44%)	(0.31%)	(0.78%)	(0.70%	)
(0.49%)	(0.16%)	(0.37%)	(0.56%)	(0.41%)	(0.88%)	(0.87%	)
18%	46%	41%	20%	38%	25%	41%

Financial highlights

Delaware Select Growth Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[3]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets prior to fees waived
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	During the period ended Oct. 31, 2013, the Fund changed its fiscal year end from April to October. Ratios have been annualized and portfolio turnover and total return have not been annualized.
[3]	The average shares outstanding method has been applied for per share information.
[4]	Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 4/30/16[1]	Year ended		5/1/13 to		Year ended
(Unaudited)	10/31/15	10/31/14	10/31/13[2]	4/30/13	4/30/12	4/30/11

$ 50.350	$ 54.920	$ 51.730	$ 45.850	$ 42.320	$ 38.070	$ 28.900

0.006	0.181	0.065	0.015	0.079	(0.107)	(0.063)
(2.196)	1.244	4.902	5.865	3.451	4.357	9.233
(2.190)	1.425	4.967	5.880	3.530	4.250	9.170

—	(0.216)	—	—	—	—	—
(9.720)	(5.779)	(1.777)		—	—	—
(9.720)	(5.995)	(1.777)	—	—	—	—

$ 38.440	$ 50.350	$ 54.920	$ 51.730	$ 45.850	$ 42.320	$ 38.070

(5.88%)	2.54%	9.80%	12.82%	8.34%	11.16%	31.73%

$287,759	$422,581	$496,967	$446,146	$369,526	$242,130	$119,948
1.02%	1.00%	1.00%	1.00%	1.02%	1.10%	1.26%
1.04%	1.00%	1.00%	1.00%	1.02%	1.10%	1.33%
0.03%	0.34%	0.13%	0.06%	0.19%	(0.28%)	(0.20%	)
0.01%	0.34%	0.13%	0.06%	0.19%	(0.28%)	(0.27%	)
18%	46%	41%	20%	38%	25%	41%

Notes to financial statements

Delaware Select Growth Fund	April 30, 2016 (Unaudited)

Voyageur Mutual Funds III (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Select Growth Fund. The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities of companies the manager believes have long-term capital appreciation potential and are expected to grow faster than the U.S. economy.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (April 30, 2012–Oct. 31, 2015), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests in that may date back to the inception of the Fund.

Class Accounting – Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on April 29, 2016, and matured on the next business day.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not bifurcate that portion of realized gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices. These gains and losses are included on the “Statement of operations” under “Net realized and unrealized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The Fund is an investment company whose financial statements are prepared in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are

Notes to financial statements

Delaware Select Growth Fund

1. Significant Accounting Policies (continued)

paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended April 30, 2016.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no such earnings credits for the six months ended April 30, 2016.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expense offset shown under “Less expense paid indirectly.” For the six months ended April 30, 2016, the Fund earned $676 under this agreement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, acquired funds fees and expenses, taxes, interest, short sale and dividend interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations)

do not exceed 1.00% of the Fund’s average daily net assets from Feb. 26, 2016 through April 30, 2016.* For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement may only be terminated by agreement of DMC and the Fund.

Jackson Square Partners, LLC (JSP), a related party of DMC, furnishes investment sub-advisory services to the Fund. For these services, DMC, not the Fund, pays JSP fees based on the aggregate average daily net assets of the Fund at the following annual rate: 0.375% of the first $500 million; 0.350% of the next $500 million; 0.325% of the next $1.5 billion; and 0.300% of aggregate average daily net assets in excess of $2.5 billion.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative net asset value (NAV) basis. For the six months ended April 30, 2016, the Fund was charged $17,811 for these services. This amount is included on the “Statement of operations” under “Accounting and administration expenses.”

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated based on the aggregate daily net assets of the retail funds within the Delaware Investments Family of Funds at the following annual rate: 0.025% of the first $20 billion; 0.020% of the next $5 billion; 0.015% of the next $5 billion; and 0.013% of average daily net assets in excess of $30 billion. The fees payable to DIFSC under the service agreement described above are allocated among all retail funds in the Delaware Investments Family of Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended April 30, 2016, the Fund was charged $78,346 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.”

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.25% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended April 30, 2016, the Fund was charged $12,404 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

Notes to financial statements

Delaware Select Growth Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

For the six months ended April 30, 2016, DDLP earned $6,422 for commissions on sales of the Fund’s Class A shares. For the six months ended April 30, 2016, DDLP received gross CDSC commissions of $439 on redemptions of the Fund’s Class C shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Cross trades for the six months ended April 30, 2016 were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended April 30, 2016, the Fund engaged in securities sales of $280,597, which resulted in net realized gain of $194.

*The contractual waiver period is from Feb. 26, 2016 through Feb. 28, 2017.

3. Investments

For the six months ended April 30, 2016, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$113,250,676
Sales	294,685,452

At April 30, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At April 30, 2016, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

Cost of investments	$630,979,484

Aggregate unrealized appreciation of investments	$116,282,950
Aggregate unrealized depreciation of investments	(97,238,354)

Net unrealized appreciation of investments	$19,044,596

For federal income tax purposes capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Oct. 31, 2015 will expire as follows: $5,614,782 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the

Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At Oct. 31, 2015, no capital loss carryforward was incurred under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements

Delaware Select Growth Fund

3. Investments (continued)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2016:

Securities	Level 1	Level 2	Total
Common Stock
Consumer Discretionary	$174,962,409	$2,586,672	$177,549,081
Consumer Staples	12,416,754	—	12,416,754
Energy	8,580,626	—	8,580,626
Financial Services	106,913,773	—	106,913,773
Healthcare	119,810,217	—	119,810,217
Producer Durables	18,176,119	714,032	18,890,151
Technology	173,752,489	19,918,892	193,671,381
Utilities	9,080,184	—	9,080,184
Short-Term Investments	—	3,111,913	3,111,913

Total Value of Securities	$623,692,571	$26,331,509	$650,024,080

During the six months ended April 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s NAV is determined) are established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s NAV value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2016, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months
	ended	Year ended
	4/30/16	10/31/15
Shares sold:
Class A	262,858	377,163
Class C	128,532	96,493
Class R	38,119	93,138
Institutional Class	527,729	1,233,335
Shares issued upon reinvestment of dividends and distributions:
Class A	1,731,380	890,075
Class C	577,285	268,467
Class R	105,534	48,125
Institutional Class	1,833,936	1,045,655
	5,205,373	4,052,451
Shares redeemed:
Class A	(1,412,715)	(1,637,654)
Class C	(501,693)	(430,203)
Class R	(135,153)	(128,458)
Institutional Class	(3,268,601)	(2,936,008)
	(5,318,162)	(5,132,323)
Net decrease	(112,789)	(1,079,872)

Certain shareholders may exchange shares of one class of shares for another class in the same Fund. For the six months ended April 30, 2016 and the year ended Oct. 31, 2015, the Fund had the following exchange transactions. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.”

Six months ended April 30, 2016
Exchange Redemptions		Exchange Subscriptions
Institutional
Class A	Class C	Class
Shares	Shares	Shares		Value
1,421	324	1,583		$78,396
Year ended Oct. 31, 2015
Exchange Redemptions		Exchange Subscriptions
Class A	Class C	Class A	Institutional Class
Shares	Shares	Shares	Shares	Value
178	4,124	72	3,313	$168,349

Notes to financial statements

Delaware Select Growth Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $275,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.08%, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 9, 2015.

On Nov. 9, 2015, the Fund, along with the other Participants, entered into an amendment to the agreement for a $155,000,000 revolving line of credit. Under the amendment to the agreement, the Participants are charged an annual commitment fee of 0.10%, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Other than the annual commitment fee, the line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 7, 2016.

The Fund had no amounts outstanding as of April 30, 2016 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at April 30, 2016.

During the six months ended April 30, 2016, the Fund entered into foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

During the six months ended April 30, 2016, the Fund held foreign currency exchange contracts which are reflected on the “Statement of operations” under “Net realized gain (loss) on foreign currency exchange contracts.”

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended April 30, 2016.

	Long Derivative	Short Derivative
	Volume	Volume
Foreign currency exchange contracts (average cost)	$46,992	$220,529

7. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expanded disclosure requirements on the offsetting of certain assets and liabilities. The disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset on the “Statement of assets and liabilities” and requires an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarified which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At April 30, 2016, the Fund had the following assets and liabilities subject to offsetting provisions:

Notes to financial statements

Delaware Select Growth Fund

7. Offsetting (continued)

Master Repurchase Agreements

	Repurchase	Fair Value of Non-Cash	Cash Collateral	Net Collateral
Counterparty	Agreements	Collateral Received	Received	Received	Net Exposure(a)
Bank of America Merrill Lynch	$ 583,460	$ (583,460)	$—	$ (583,460)	$—
Bank of Montreal	972,432	(972,432)	—	(972,432)	—
BNP Paribas	918,108	(918,108)	—	(918,108)	—
Total	$2,474,000	$(2,474,000)	$—	$(2,474,000)	$—

(a)Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Prior to Dec. 29, 2015, cash collateral received was generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust), a pooled account established by BNY Mellon for the use of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust sought to maintain a NAV per unit of $1.00. Under the previous investment guidelines, the Collective Trust was permitted to invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust would generally have a dollar-weighted average portfolio maturity of 60 days or less.

On Dec. 29, 2015, the assets in the Collective Trust were transferred to a series of individual separate accounts, each corresponding to a Fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by U.S. Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities or establishments; obligations of supranational organizations, commercial paper, notes, bonds and other debt obligations; certificates of deposit, time deposits and other bank obligations; and asset-backed securities.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the period ended April 30, 2016, the Fund had no securities out on loan.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

Notes to financial statements

Delaware Select Growth Fund

9. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of April 30, 2016, there were no Rule 144A securities held in the Fund and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. When monitoring compliance with the Fund’s illiquid limit, certain holdings that are common to multiple clients of the investment manager may be aggregated and considered illiquid in the aggregate solely for monitoring purposes. For purposes of determining illiquidity for financial reporting purposes, only the holdings of this Fund will be considered.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Recent Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share.” The amendments in this update are effective for the Fund for fiscal years beginning after Dec. 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at NAV per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management is evaluating the impact, if any, of this guidance on the Fund’s financial statement disclosure.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2016 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees

Shawn K. Lytle

President and

Chief Executive Officer

Delaware Investments®

Family of Funds

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Investments

Family of Funds

Private Investor

Rosemont, PA

	Ann D. Borowiec Former Chief Executive Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY Joseph W. Chow Former Executive Vice President State Street Corporation Boston, MA	John A. Fry President Drexel University Philadelphia, PA Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. New York, NY

Frances A.

Sevilla-Sacasa

Chief Executive Officer

Banco Itaú

International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans

Former Vice President and

Treasurer

3M Corporation

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Select Growth Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com/literature.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q are available without charge on the Fund’s website at delawareinvestments.com/literature. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolio of Voyageur Mutual Funds III (“Fund”), has advised the Audit Committee of the Board of Trustees of the Fund (“Audit Committee”) that, as of the date of the filing of this Annual Report on Form N-CSR, it is in discussions with the staff of the Securities and Exchange Commission (“SEC Staff”), or the SEC, regarding the interpretation and application of Rule 2- 01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Under the SEC Staff’s interpretation of the Loan Rule, based on information provided to us by PwC, some of PwC’s relationships with its lenders who also own shares of one or more funds within the Delaware Investments Family of Funds investment company complex implicate the Loan Rule, calling into question PwC’s independence with respect to the Fund. PwC believes that, in light of the facts of these lending relationships, its ability to exercise objective judgment with respect to the audit of the Fund has not been impaired.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not affect PwC’s application of objective judgment in conducting its audits and issuing reports on the Fund’s financial statements; and (2) a reasonable investor with knowledge of the lending relationships described by PwC would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships and PwC’s representation that its objectivity was not impaired in conducting its audit of the Fund’s financial statements. In connection with this determination, PwC advised the Audit Committee that it believes PwC is independent and it continues to have discussions with the SEC Staff.

If the SEC were ultimately to determine that PwC was not independent with respect to the Fund for certain time periods, the Fund’s filings with the SEC that contain the Fund’s financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Fund could be required to have independent audits conducted on the Fund’s previously audited financial statements by another registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Fund’s ability to issue shares. Any of the foregoing possible outcomes potentially could have a material adverse effect on the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

VOYAGEUR MUTUAL FUNDS III

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN LYTLE
By:	Shawn Lytle
Title:	President and Chief Executive Officer
Date:	July 5, 2016

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	July 5, 2016